First Trust S and P REIT Index Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	237 Months Ended	243 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P United States REIT Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.01%	6.58%	5.59%
FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.17%	6.06%	5.07%		4.55%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%	14.72%	10.31%	10.40%	10.67%	10.80%
First Trust S and P REIT Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	6.16%	5.10%		4.49%
Performance Inception Date		May 08, 2007
First Trust S and P REIT Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.58%	4.99%	3.88%		3.36%
First Trust S and P REIT Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.66%	4.28%	3.43%		3.02%

[1]	On November 6, 2008, the Fund’s underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund’s performance and historical returns shown for the periods prior to November 6, 2008, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.